Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-2

Collection Period	04/01/25-04/30/25
Determination Date	5/9/2025
Distribution Date	5/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$651,129,401.97
2.	Collections allocable to Principal		$25,882,653.05
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,699,132.73
5.	Pool Balance on the close of the last day of the related Collection Period		$623,547,616.19
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		40,147
7.	Initial Pool Balance		$1,530,612,495.79
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$416,517,152.05	$388,935,366.27
	e. Class A-4 Note Balance	$90,740,000.00	$90,740,000.00
	f. Class B Note Balance	$40,560,000.00	$40,560,000.00
	g. Class C Note Balance	$42,090,000.00	$42,090,000.00
	h. Class D Note Balance	$30,610,000.00	$30,610,000.00
	i. Note Balance (sum a - h)	$620,517,152.05	$592,935,366.27
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.8918997	0.8328380
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4136781	0.3952902
10.	Overcollateralization Target Amount		$30,612,249.92
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$30,612,249.92
12.	Weighted Average Coupon		9.86%
13.	Weighted Average Original Term	months	66.40
14.	Weighted Average Remaining Term	months	37.97
15.	30 day Average SOFR for the accrual period ending 5/14/2025		4.34471%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2025		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,256,313.01
	b. Liquidation Proceeds allocable to Finance Charge		$1,078.26
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,257,391.27
18.	Principal:
	a. Collections allocable to Principal		$25,882,653.05
	b. Liquidation Proceeds allocable to Principal		$885,178.76
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$26,767,831.81
19.	Total Finance Charge and Principal Collections (17d + 18d)		$32,025,223.08
20.	Interest Income from Collection Account		$96,025.40
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$32,121,248.48

Available Funds
23.	Available Collections	$32,121,248.48
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$32,121,248.48
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$542,607.83
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$542,607.83
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$1,752,843.01
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,752,843.01
	q. Class A-4 Monthly Interest	$378,839.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$378,839.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$175,084.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$175,084.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$195,367.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$195,367.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$167,079.58
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$167,079.58

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$3,211,821.67
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$27,581,785.78
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,257,391.27
	b. Total Daily Deposits of Principal Collections	$26,767,831.81
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$96,025.40
	e. Total Deposits to Collection Account (sum a - d)	$32,121,248.48
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$542,607.83
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,250,999.62
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,327,641.03
	f. Total Withdrawals from Collection Account (sum a - e)	$32,121,248.48
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$1,752,843.01
	e. Class A-4 Interest Distribution	$378,839.50
	f. Class B Interest Distribution	$175,084.00
	g. Class C Interest Distribution	$195,367.75
	h. Class D Interest Distribution	$167,079.58
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$27,581,785.78
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$30,250,999.62
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$29,334,628.79
	e. Class A-4 Distribution	$378,839.50
	f. Class B Distribution	$175,084.00
	g. Class C Distribution	$195,367.75
	h. Class D Distribution	$167,079.58
	i. Total Withdrawals from Note Payment Account (sum a - h)	$30,250,999.62

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,327,641.03
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,327,641.03
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,826,531.24
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,826,531.24
51.	Investment Earnings	$13,336.46
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,839,867.70
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$13,336.46
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,826,531.24
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$542,607.83
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$30,250,999.62
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,327,641.03
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$13,336.46
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$29,334,628.79
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$378,839.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$175,084.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$195,367.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$167,079.58
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,327,641.03

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,028	$21,530,815.07
	b. 61 to 90 days past due	507	$11,087,777.36
	c. 91 to 120 days past due	126	$2,144,610.49
	d. 121 or more days past due	1	$22,495.09
	e. Total Past Due (sum a - d)	1,662	$34,785,698.01
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.5787%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	91	$1,699,132.73
77.	Recoveries	212	$886,257.02
78.	Net Losses (Ln 76 - Ln 77)		$812,875.71
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1248%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,673	$56,274,909.39
81.	Recoveries	2,024	$21,694,123.85
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$34,580,785.54
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		2.2593%
84.	Average Net Loss on Defaulted Receivables		$12,937.07

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$6,978,114.45
86.	Pool Balance on the close of the last day of the preceding Collection Period		$651,129,401.97
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.07%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer